PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment
Total property and equipment		$ 1,417	$ 1,409
Less: accumulated deprecation		(903)	(716)
Property and equipment, net	$ 627	514	693
Machinery and equipment
Property and Equipment
Total property and equipment		741	741
Computers and office equipment
Property and Equipment
Total property and equipment		26	26
Furniture and fixtures
Property and Equipment
Total property and equipment		44	36
Leasehold improvements
Property and Equipment
Total property and equipment		$ 606	$ 606